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                                STI CLASSIC FUNDS
                 STI CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND


                        SUPPLEMENT DATED NOVEMBER 1, 2005
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005


         Effective as of the close of business on October 31, 2005, the STI Classic Institutional Short-Term Bond Fund (the "Fund") reorganized into class I Shares of the STI Classic Short-Term Bond Fund. Therefore, all references to the Fund are deleted from the Statement of Additional Information.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                               STI-SP-SAI-1105